Loss Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net Income (Loss)available to common stockholders			$ (2,245)	$ (2,461)
Net Income (loss) per Weighted Average Shares			3,993,560
Net Income (loss) Per Share Amount	$ 0.03	$ (0.09)	$ (0.56)